OBLIGATIONS OF LAW No. 14,182/2021 - Movements (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
OBLIGATIONS OF LAW No. 14,182/2021
Opening balance at beginning	R$ 42,022,123	R$ 39,519,406
Effect on cash flow:
Amortization of Principal	(2,575,565)	(1,974,966)
Interest paid	(434,120)	(239,131)
Non-cash effect:
Inflation adjustment	1,764,932	1,892,762
Charges	2,989,293	2,824,052
Opening balance at end	43,766,663	42,022,123
Current	3,738,498	2,916,199
Non-current	40,028,165	39,105,924
Energy Development Account
OBLIGATIONS OF LAW No. 14,182/2021
Opening balance at beginning	35,610,560	32,811,606
Effect on cash flow:
Amortization of Principal	(1,712,309)	(1,128,076)
Interest paid	(328,555)	(161,849)
Non-cash effect:
Inflation adjustment	1,524,820	1,604,681
Charges	2,670,067	2,484,198
Opening balance at end	37,764,583	35,610,560
Current	2,713,674	1,951,819
Non-current	35,050,909	33,658,741
River Basin Revitalization
OBLIGATIONS OF LAW No. 14,182/2021
Opening balance at beginning	6,411,563	6,707,800
Effect on cash flow:
Amortization of Principal	(863,256)	(846,890)
Interest paid	(105,565)	(77,282)
Non-cash effect:
Inflation adjustment	240,112	288,081
Charges	319,226	339,854
Opening balance at end	6,002,080	6,411,563
Current	1,024,824	964,380
Non-current	R$ 4,977,256	R$ 5,447,183